PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	$ 15,451,820	$ 13,392,346
Less: accumulated depreciation	(7,347,486)	(6,456,179)
Property, plant and equipment before construction in progress	8,104,335	6,936,167
Construction in progress ("CIP")		899,850
Property, plant and equipment, net	8,104,335	7,836,017
Buildings
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	5,886,262	5,687,114
Machinery
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	8,446,168	6,819,033
Furniture, fixtures, and equipment
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	647,880	605,776
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	$ 471,510	$ 280,423